Borrowings - Sale and Leaseback Agreements (Details) $ in Thousands	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Line Of Credit Facility [Line Items]
Amount outstanding			$ 542,438		$ 403,906
Long-term debt, net of current portion, premium and net of deferred finance costs			$ 1,154,873		$ 1,028,959
CMB Financial Leasing Co.
Line Of Credit Facility [Line Items]
Finance Lease Liability, Initiation Date			Mar. 31, 2018
Finance Lease Liability			$ 68,521	$ 71,500
Vessel Financed			Four product tankers
Repayment installments			24
Sale Leaseback Transaction, Quarterly Rental Payments			$ 1,490
Sale Leaseback Transaction, Net Proceeds, Financing Activities		$ 71,500
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid			$ 35,750
Finance Lease Liability, Maturity Date			Apr. 30, 2024
Interest rate description			LIBOR plus 305 bps
Finance Lease Basis Spread On Variable Rate			3.05%
AVIC International Leasing Co.
Line Of Credit Facility [Line Items]
Long-term debt, net of current portion, premium and net of deferred finance costs			$ 46,277
Subsequent Event | AVIC International Leasing Co.
Line Of Credit Facility [Line Items]
Finance Lease Liability, Initiation Date	Mar. 31, 2019
Finance Lease Liability	$ 103,155
Vessel Financed	Three product tankers and Two product tankers previously financed by Eurobank Ergasia S.A.
Repayment installments	28
Sale Leaseback Transaction, Quarterly Rental Payments	$ 2,267
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid	$ 39,675
Finance Lease Liability, Maturity Date	Mar. 31, 2026
Interest rate description	LIBOR plus 350 bps
Finance Lease Basis Spread On Variable Rate	3.50%
Subsequent Event | Existing facility on three product tankers
Line Of Credit Facility [Line Items]
Amount outstanding	$ 50,250
Subsequent Event | Facility for two product tankers
Line Of Credit Facility [Line Items]
Amount repaid	$ 32,159